Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables
The movement in the liability recognised in the balance sheet is as follows:

	US dollar
Figures in million	2018	2017

Balance at beginning of year	30	23
Benefits paid	(31)	(29)
Total expense per income statement	29	31
Acquisitions[1]	12	3
Translation (gain)/loss	(2)	2

Balance at end of year	38	30

[1] Acquisitions of Moab Khotsong operations in 2018 and Hidden Valley in 2017.

	US dollar
Figures in million	2018	2017

Financial liabilities

Trade payables	43	40
Other liabilities (a)	13	7

Non-financial liabilities

Payroll accruals	41	28
Leave liabilities (b)	38	30
Shaft related accruals	42	37
Other accruals	15	7
Value added tax	6	4

Total current trade and other payables	198	153